AQR FUNDS

Supplement dated September 22, 2010 (“Supplement”)

To the Class N Prospectus, dated April 28, 2010 (“Prospectus”)

of the AQR Managed Futures Strategy Fund (the “Fund”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The first two paragraphs under the heading “Principal Investment Strategies of the Fund” on page 20 of the Prospectus in the section entitled “Fund Summary: AQR Managed Futures Strategy Fund” are hereby deleted in their entirety and replaced with the following:

To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined below). The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however, this universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, global developed and emerging market currency forwards, commodity futures, swaps on commodity futures, global developed fixed income futures, bond futures and swaps on bond futures (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The following is added after the paragraph entitled “Derivatives Risk” under the heading “Principal Risks of Investing in the Fund” on page 22 of the Prospectus in the section entitled “Fund Summary: AQR Managed Futures Strategy Fund”:

Emerging Market Risk: The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

The first two paragraphs under the heading “Principal Investment Strategies” on page 35 of the Prospectus in the section entitled “Details About the AQR Managed Futures Strategy Fund” are hereby deleted in their entirety and replaced with the following:

To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined below). The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however, this universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, global developed and emerging market currency forwards, commodity futures, swaps on commodity futures, global developed fixed income futures, bond futures and swaps on bond futures (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The following is added after the paragraph entitled “Derivatives Risk” on page 41 of the Prospectus in the section entitled “Risk Factors”:

Emerging Market Risk (AQR Managed Futures Strategy Fund): The Fund intends to have exposure to emerging markets. Investing in emerging markets will, among other things, expose the Fund to all the risks described below in the Foreign Securities Risk section, and you should review that section carefully. However, there are greater risks involved in investing in emerging market countries and/or their securities markets than there are in more developed countries and/or markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. The Fund may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

“AQR Managed Futures Strategy Fund” is added to the parenthetical following the heading “Foreign Securities Risk” on page 41 of the Prospectus in the section entitled “Risk Factors”.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated September 22, 2010 (“Supplement”)

To the Class I Prospectus, dated April 28, 2010 (“Prospectus”)

of the AQR Managed Futures Strategy Fund (the “Fund”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The first two paragraphs under the heading “Principal Investment Strategies of the Fund” on page 20 of the Prospectus in the section entitled “Fund Summary: AQR Managed Futures Strategy Fund” are hereby deleted in their entirety and replaced with the following:

To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined below). The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however, this universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, global developed and emerging market currency forwards, commodity futures, swaps on commodity futures, global developed fixed income futures, bond futures and swaps on bond futures (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The following is added after the paragraph entitled “Derivatives Risk” under the heading “Principal Risks of Investing in the Fund” on page 22 of the Prospectus in the section entitled “Fund Summary: AQR Managed Futures Strategy Fund”:

Emerging Market Risk: The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

The first two paragraphs under the heading “Principal Investment Strategies” on page 37 of the Prospectus in the section entitled “Details About the AQR Managed Futures Strategy Fund” are hereby deleted in their entirety and replaced with the following:

To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined below). The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however, this universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, global developed and emerging market currency forwards, commodity futures, swaps on commodity futures, global developed fixed income futures, bond futures and swaps on bond futures (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The following is added after the paragraph entitled “Derivatives Risk” on pages 42-43 of the Prospectus in the section entitled “Risk Factors”:

Emerging Market Risk (AQR Managed Futures Strategy Fund): The Fund intends to have exposure to emerging markets. Investing in emerging markets will, among other things, expose the Fund to all the risks described below in the Foreign Securities Risk section, and you should review that section carefully. However, there are greater risks involved in investing in emerging market countries and/or their securities markets than there are in more developed countries and/or markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. The Fund may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

“AQR Managed Futures Strategy Fund” is added to the parenthetical following the heading “Foreign Securities Risk” on page 43 of the Prospectus in the section entitled “Risk Factors”.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE